ACCOUNTS RECEIVABLE (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Beginning balance	$ 1,817,050	$ 1,648,178
Additional reserve through bad debt expense	272,783	168,872
Bad debt write-off	(36,037)
Exchange difference	(56,486)
Ending balance	$ 1,997,310	$ 1,817,050